Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Restricted Shares

A summary of the restricted shares activities is presented below:

	Number of restricted shares	Weighted- Average Grant-Date Fair Value
		US$
Outstanding as of December 31, 2022	3,573,750	0.457
Granted	20,900,000	0.037
Vested	(20,593,750)	0.087
Outstanding as of December 31, 2023	3,880,000	0.155
Granted	161,400,000	0.015
Vested	(139,375,000)	0.010
Outstanding as of December 31, 2024	25,905,000	0.065